Equity (Deficit)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity (Deficit)
NOTE 22.	EQUITY (DEFICIT)

a.	Certificates of Contribution “A”
The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.
On August 3, 2016, the Mexican Government issued Ps. 184,230,586 in exchange for a Ps. 50,000,000 non-negotiable
promissory note in favor of Petróleos Mexicanos on December 24, 2015, for the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its Subsidiary Entities which was recognized as a Ps. 135,439,612 increase in equity. The Ps. 135,439,612 increase in equity was the result of the Ps. 184,230,586 value of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which Petróleos Mexicanos received the promissory notes (see Note
15-A).
On September 11, 2019, Petróleos Mexicanos received Ps. 122,131,000 in Certificates of Contribution “A” from the Mexican Government to help improve PEMEX’s financial position.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2017	Ps.	356,544,447
Increase in Certificates of Contribution “A” during 2018		—

Certificates of Contribution “A” as of December 31, 2018		356,544,447
Increase in Certificates of Contribution “A” during 2019		122,131,000

Certificates of Contribution “A” as of December 31, 2019	Ps.	478,675,447

b.	Mexican Government contributions
During 2019 and 2018 there were no Mexican Government contributions apart from Certificates of Contribution “A” as of December 31, 2019.

c.	Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
During 2019 and 2018, there were no changes to the legal reserve.

d.	Accumulated other comprehensive income (loss)
As a result of the discount rate analysis related to employee benefits liability, for the period ended December 31, 2019, PEMEX recognized net actuarial losses in other comprehensive income (loss) net of deferred income tax for Ps. 309,334,500, related to retirement and post-employment benefits as a result of a decrease in the discount rates. Furthermore, for the period ended December 31, 2018, PEMEX recognized net actuarial gains in other comprehensive income (loss) net of deferred income tax for
Ps. 222,545,556,
related to retirement and post-employment benefits as a result of an increase in the discount rates.

e.	Accumulated deficit from prior years
PEMEX has recorded negative earnings in the past several years. However, the
Ley de Concursos Mercantiles
(“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.

f.	Uncertainty related to Going concern
The consolidated financial statements have been prepared on a going concern basis.
Facts and conditions
During 2019, 2018 and 2017, PEMEX recognized a net loss of Ps. 347,911,084, Ps. 180,419,837 and Ps. 280,850,619, respectively. In addition, as of December 31, 2019 PEMEX had a negative equity of Ps. 1,997,208,362, mainly due to continuous net losses, and a negative working capital of Ps. 211,651,257 as of December 31, 2019.
PEMEX also has substantial debt, incurred mainly to finance investments needed to carry out its operations. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties and other taxes, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fund its operations and investment programs. As a result, PEMEX’s indebtedness has increased significantly, and its working capital has decreased. Additionally, the recent significant crude oil price drop, which started in March 2020 and the negative economic impact as a result of the current global health crisis caused by the
Covid-19
pandemic have negatively impacted PEMEX’s financial performance (see Note 28).

PEMEX’s revenues have decreased both from the decline in crude oil prices and from a decrease in the demand of petroleum products.
In March and April 2020, certain ratings agencies downgraded PEMEX’s credit rating. Most recent credit downgrades have been mainly driven by the effects of
Covid-19
and the associated reduced economic activity, as well the low crude oil prices and the downgrade of the Mexican Government’s sovereign debt rating. These downgrades could have an impact on PEMEX’s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiations that PEMEX may carry out during 2020 (see Note 28).
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the
Decreto de Presupuesto de Egresos de la Federación
(“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the Chamber of Deputies. The Federal Budget for 2020 authorized PEMEX to have a negative financial balance budget of Ps. 62,623,500. This shortfall does not consider payments of principal of PEMEX’s debt due in 2020.
In addition, PEMEX estimates that the drop in crude oil prices, the lower economic activity caused by the Covid-19 pandemic and the volatility of the foreign exchange rates, will increase the negative financial balance for 2020. This additional negative financial balance reflects efforts to mitigate the impact of the adverse conditions through a reduction of PEMEX’s capital expenditures for exploration and productions activities by approximately Ps. 40,500,000, its operating expenses by approximately Ps. 5,000,000, and a Ps. 65,000,000 tax benefit granted by the Mexican Government, by offsetting DUC payments up to such amount.
PEMEX has short- term debt principal maturities of Ps. 211,491,554, as of December 31, 2019.
PEMEX is carrying out the following actions, among others, to preserve liquidity:
In order to satisfy its short-term debt obligations, in January 2020 PEMEX issued notes and bonds in the international markets for a total of U.S.$ 5,000,000 and conducted a liability management program (debt restructuring plan). Additionally, PEMEX has the capacity to refinance its short-term debt maturities through direct and revolving bank credit facilities and loans guaranteed by export credit agencies.
The
Ley de Ingresos de la Federación para el Ejercicio Fiscal de 2020
(“Revenue Law for 2020”) also authorized PEMEX a net additional indebtedness up to Ps. 34,875,000, which is considered as public debt by the Mexican Government and may be used to partially cover its negative financial balance. This indebtedness may arise from available credit lines and other financing sources. If necessary, PEMEX has Ps. 177,396,740 (U.S. $7,450,000 and Ps. 37,000,000) in available credit lines in order to provide liquidity, subject to the authorized net indebtedness.
PEMEX is currently working on a strategy for savings from better negotiation of current and future contracts, for obtaining revenues from its crude price oil hedge program of its Mexican crude oil production and alternative financing mechanisms that do not constitute public debt, in order to improve its financial condition.

PEMEX believes it has the capacity to comply with its payments obligations and its operating continuity, however, PEMEX’s future cash flows are uncertain, and certain events are outside of its control. Any adverse impact from sustained decrease in crude oil prices below the budgeted average price for 2020 and from the slow-down of the economy would have an adverse impact on PEMEX’s results of operation, cash flows and may require it to consider additional actions to address the shortfalls. The combined effect of the above-mentioned events indicates the existence of significant doubt about PEMEX’s ability to continue as a going concern.
On July 15, 2019, the Board of Directors of Petróleos Mexicanos approved PEMEX’s business plan for 2019 through 2023 (the “2019-2023 Business Plan”). The 2019-2023 Business Plan describes goals such as modernizing the company, improving its competitiveness and guaranteeing its financial viability in the short, medium and long-term.
The 2019-2023 Business Plan describes measures intended to address the main structural problems of the company: its high tax burden, its debt and low investment.
PEMEX continuously monitors and updates its 2019-2023 Business Plan. PEMEX is currently reviewing this plan to assess the impact that the March 2020 drop in crude oil prices and the Covid-19 pandemic will have on the business plan. Even though these events will impact PEMEX’s 2020 results of operations and investment activity (see Note 28), PEMEX is committed to the above detailed actions of its 2019-2023 Business Plan.

On the other hand, PEMEX conducted liability management programs (debt restructuring plan) during 2019 and at the beginning of 2020 that improved its debt profile, from U.S. $8,700,000 to U.S. $6,300,000 and improved PEMEX’s liquidity for 2020 and future years.
Petróleos Mexicanos and its Subsidiary Entities are not subject to the Ley de Concursos Mercantiles (the Bankruptcy Law) and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance
with financial ratios.
PEMEX prepared its consolidated financial statements as of December 31, 2019 and 2018 on a going concern basis. There are certain conditions that have generated important uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. These financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

g.	Non-controlling interest
Effective July 1, 2005, PEMEX entered into an option agreement with BNP Private Bank & Trust Cayman Limited; the option was not exercised and was terminated on July 20, 2015. On July 1, 2015, PEMEX also entered into a new option agreement with SML Trustees Limited to acquire 100% of the shares of Pemex Finance, Ltd, which allows PEMEX to have control over Pemex Finance Ltd. because of the potential voting rights.
Until November 30, 2018, the financial results of Pemex Finance, Ltd. were included in the consolidated financial statements of PEMEX. Under IFRS, variations in income and equity from Pemex Finance, Ltd. were presented in the consolidated statements of changes in equity (deficit), net as
“non-controlling
interest”, and as net income and comprehensive income for the year, attributable to non-controlling
interest, in the consolidated statements of comprehensive income, due to the fact that PEMEX did not own any of the shares of Pemex Finance, Ltd.
On December 17, 2018, PEMEX exercised its option to purchase all shares of Pemex Finance Ltd., and as of December 31, 2019 and 2018, this company is no longer presented as a
“non-controlling
interest”.
Similarly, because PEMEX does not currently own all of the shares of PMI CIM, HJ BARRERAS and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as
“non-controlling
interest.”
As of December 31, 2019 and 2018,
non-controlling
interest represented losses of Ps. 141,793 and gains of Ps. 477,118 , respectively, in PEMEX’s equity (deficit).